Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 16,888	$ 17,141
Total financial liabilities	5,014	5,158
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	43	37
(Level 1) | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
(Level 2) | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	43	37
(Level 3) | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	582	1,331
Cash equivalents | (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	582	1,331
Cash equivalents | (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Cash equivalents | (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	2,216	2,181
Investments in marketable securities | (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	571	565
Investments in marketable securities | (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,645	1,616
Investments in marketable securities | (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	148	161
Derivatives | (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Derivatives | (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	148	161
Derivatives | (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in equity securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	112	101
Investments in equity securities | (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in equity securities | (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in equity securities | (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 112	$ 101